Organization and Business Operations	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Accounting Policies [Abstract]
Organization and Business Operations

Note 1 — Organization and Business Operation

Archimedes Tech SPAC Partners Co. (the “Company”) is a blank check company formed under the laws of the State of Delaware on September 15, 2020. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar Business Combination with one or more businesses or entities (the “Business Combination”). As of December 31, 2020, none of the Company’s officers, directors, promoters and other affiliates has engaged in any substantive discussions on its behalf with representatives of other companies regarding the possibility of a potential Business Combination. The Company’s focus will be on the artificial intelligence, cloud services and automotive technology sectors. However, the Company is not limited to the technology industry, or these sectors therein, and the Company may pursue a Business Combination opportunity in any business or industry it chooses and it may pursue a company with operations or opportunities outside of the United States.

The Company has selected December 31 as its fiscal year end.

The Company was formed on September 15, 2020 and remained dormant through December 31, 2020. For the period from September 15, 2020 through December 31, 2020, there had been no activity since the formation of the entity and no equity shares were issued. The Company commenced operations on January 4, 2021 when the founder shares were issued. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Proposed Public Offering (as defined below).

The Company’s Sponsor is Archimedes Tech SPAC Sponsors LLC, a Delaware limited liability company (the “Sponsor”). The Company’s ability to commence operations is contingent upon obtaining adequate financial resources through a proposed public offering of 12,000,000 units at $10.00 per unit (or 13,800,000 units if the underwriters’ over-allotment option is exercised in full) (the “Public Units”), which is discussed in Note 3 (the “Proposed Public Offering”), and the sale of 390,000 units (or 426,000 units if the underwriters’ over-allotment option is exercised in full) (the “Private Units”) at a price of $10.00 per Private Unit in a private placement to the Sponsor and EarlyBirdCapital, Inc., or EarlyBirdCapital, that will close simultaneously with the Proposed Public Offering. Each Public Unit consists of (i) one subunit (the “Public Subunit”), which consists of one share of common stock (the “Public Shares”) and one-quarter of one warrant (the “Public Warrants”), and (ii) one-quarter of one warrant (the “Public Warrants”); each whole warrant will be exercisable to purchase one share of common stock. Each Private Unit will also consist of (i) one subunit (the “Private Subunits”), which consists of one share of common stock (the “Private Shares”) and one-quarter of one warrant (the “Private Warrants”), and (ii) one-quarter of one warrant (the “Private Warrants”).

On March 15, 2021, the Company consummated its initial public offering of 12,000,000 Public Units (the “IPO”). Additionally, on March 19, 2021, the underwriters partially exercised the over-allotment option for an additional 1,300,000 Public Units. In connection with the IPO and the exercise of the over-allotment option, the Company consummated the sale of 416,000 Private Units in a private placement to the Sponsor and EarlyBirdCapital (See Note 8).

The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the value of the assets held in the Trust Account (as defined below) (excluding taxes payable on the interest earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to complete a Business Combination successfully.

Upon the closing of the Proposed Public Offering, management has agreed that an aggregate of $10.00 per Public Unit sold in the Proposed Public Offering (regardless of whether or not the over-allotment option is exercised), will be placed in a U.S.-based Trust Account maintained by Continental Stock Transfer & Trust Company, acting as trustee pursuant to an agreement to be signed on the date of the Proposed Public Offering, The funds held in trust will be invested only in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, so that the Company is not deemed to be an investment company under the Investment Company Act. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its income or other tax obligations, the proceeds will not be released from the Trust Account until the earlier of the completion of a Business Combination or the redemption of 100% of the outstanding Public Subunits if the Company has not completed a Business Combination in the required time period. The proceeds held in the Trust Account may be used as consideration to pay the sellers of a target business with which the Company completes a Business Combination. Any amounts not paid as consideration to the sellers of the target business may be used to finance operations of the target business.

The shares of common stock subject to redemption will be recorded at a redemption value and classified as temporary equity upon the completion of the Proposed Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

The Company will continue in existence only until 18 months from the closing of the Proposed Public Offering (the “Combination Period”). However, if the Company is unable to complete the initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up and (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding Public Subunits, at a per-subunit price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including any interest not previously released to the Company (net of taxes payable), divided by the number of then outstanding Public Subunits, which redemption will completely extinguish public stockholders’ rights as holders of Public Subunits (including the right to receive further liquidation distributions, if any), subject to applicable law. Public stockholders will also forfeit the one-quarter of one warrant included in the Public Subunits being redeemed. As promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and its board of directors, the Company will dissolve and liquidate, subject to its obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

A public stockholder will be entitled to receive funds from the Trust Account (including interest earned on his, her or its portion of the Trust Account to the extent not previously released to the Company) only in the event of (i) the redemption of 100% of the outstanding Public Subunits if the Company has not completed a Business Combination in the required time period, (ii) if that public stockholder converts such Public Subunits, or sells such Public Subunits to the Company in a tender offer, in connection with a Business Combination which the Company consummates or (iii) the Company seeks to amend any provisions of its amended and restated certificate of incorporation that would affect the public stockholders’ ability to convert or sell their Public Subunits to the Company in connection with a Business Combination or affect the substance or timing of the Company’s obligation to redeem 100% of the Public Subunits if the Company does not complete a Business Combination within the Combination Period. This redemption right shall apply in the event of the approval of any such amendment to the Company’s amended and restated certificate of incorporation, whether proposed by the Sponsor, initial stockholders, executive officers, directors or any other person. In no other circumstances will a public stockholder have any right or interest of any kind to or in the Trust Account.

The Sponsor, initial stockholders, officers and directors have agreed (1) to vote any shares of common stock owned by them in favor of any proposed Business Combination, (2) not to convert any shares in connection with a stockholder vote to approve a proposed initial Business Combination and (3) not to sell any shares in any tender in connection with a proposed initial Business Combination.

The Sponsor has agreed that it will be liable to ensure that the proceeds in the Trust Account are not reduced below $10.00 per Public Subunit by the claims of target businesses or claims of vendors or other entities that are owed money by the Company for services rendered or contracted for or products sold to the Company, but the Company cannot assure that it will be able to satisfy its indemnification obligations if it is required to do so. The Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company believes it is unlikely that the Sponsor will be able to satisfy its indemnification obligations if it is required to do so.

Going Concern Consideration

As of December 31, 2020, the Company had no cash and a working capital deficit of $716. The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans.

Prior to the completion of the IPO, the Company’s liquidity needs had been satisfied through receipt of $25,000 from the sale of founder shares (see Note 8), advances from the Sponsor in an aggregate amount of $125,000 under an unsecured promissory note, which were repaid upon the closing of the IPO (see Note 8). Subsequent to the consummation of the IPO and private placements, the Company’s liquidity needs have been satisfied through the net proceeds from the IPO and private placements held outside of the Trust Account.

In addition, in order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor, initial stockholders, officers, directors and their affiliates may, but are not obligated to, provide the Company Working Capital Loans, as defined below (see Note 5). To date, there were no amounts outstanding under any Working Capital Loans.

The Company anticipates that the $0 outside of the Trust Account as of December 31, 2020 and the $1,003,578 of working capital held outside of the Trust Account on March 15, 2021 will not be sufficient to allow the Company to operate for at least the next 12 months, assuming that a Business Combination is not consummated during that time. Furthermore, if the Company is not able to consummate a Business Combination by September 15, 2022, it will trigger the Company’s automatic winding up, liquidation and dissolution. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

Note 1 — Organization and Business Operations

Organization and General

Archimedes Tech SPAC Partners Co. (the “Company”) is a blank check company formed under the laws of the State of Delaware on September 15, 2020. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar Business Combination with one or more businesses or entities (the “Business Combination”). The Company’s focus will be on the artificial intelligence, cloud services and automotive technology sectors. However, the Company is not limited to the technology industry, or these sectors therein, and the Company may pursue a Business Combination opportunity in any business or industry it chooses, and it may pursue a company with operations or opportunities outside of the United States.

The Company has selected December 31 as its fiscal year end.

As of September 30, 2021, the Company had not commenced any revenue-generating operations. All activity for the period from September 15, 2020 (inception) through September 30, 2021 relates to the Company’s formation, the initial public offering (the “IPO”) described below, and, since the closing of the IPO, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO and will recognize changes in the fair value of warrant liability as other income or expense, as applicable.

On November 15, 2021, the Company entered into a definitive merger agreement with SoundHound Inc., a voice artificial intelligence company, pursuant to which the two companies agreed to consummate a Business Combination (the “Merger Agreement”). The total consideration to be paid by the Company to SoundHound is $2 billion in equity of the Company, with outstanding SoundHound stock options and warrants included on a net exercise basis. In connection with the Business Combination, certain accredited investors committed to purchase 11.1 million shares of Class A common stock of the combined company at a price of $10.00 per share, for total gross proceeds of $111 million, in a private placement that is scheduled to close concurrently with the Business Combination.

Additional information about the Merger Agreement and related transactions can be found in the Current Report on Form 8-K filed on November 16, 2021.

The Company’s sponsor is Archimedes Tech SPAC Sponsors LLC, a Delaware limited liability company (the “Sponsor”).

References to the Company’s “initial stockholders” refer to the Company’s stockholders prior to the IPO, excluding the holders of the Representative Shares (See Note 8).

Financing

The registration statement for the Company’s IPO was declared effective on March 10, 2021 (the “Effective Date”). As discussed in Note 4, on March 15, 2021, the Company consummated the IPO of 12,000,000 units, (the “Public Units”), at $10.00 per Public Unit, generating gross proceeds of $120,000,000.

Each Public Unit consists of (i) one subunit (the “Public Subunit”), which consists of one share of common stock (the “Public Share”) and one-quarter of one redeemable warrant, and (ii) one-quarter of one redeemable warrant (collectively, the redeemable warrants included in the Public Units and Public Subunits, the “Public Warrants”); each whole Public Warrant will be exercisable to purchase one share of common stock at a price of $11.50 per share.

Simultaneously with the closing of the IPO, the Company consummated the sale of 390,000 private units (the “Private Units”) at a price of $10.00 per Private Unit in a private placement (the “Private Placement”) to the Sponsor and EarlyBirdCapital, Inc. (“EarlyBirdCapital”), generating gross proceeds of $3,900,000, which is discussed in Note 5. Each Private Unit consists of (i) one subunit (the “Private Subunits”), which consists of one share of common stock (the “Private Shares”) and one-quarter of one redeemable warrant, and (ii) one-quarter of one redeemable warrant (collectively, the redeemable warrants included in the Private Units and Private Subunits, the “Private Warrants”).

Transaction costs amounted to $4,849,810 consisting of $2,400,000 of underwriting discount and $2,449,810 of other offering costs.

The Company granted the underwriters in the IPO a 45-day option to purchase up to 1,800,000 additional Public Units to cover over-allotments, if any. On March 19, 2021, the underwriters partially exercised the over-allotment option to purchase 1,300,000 Public Units (the “Over-allotment Units”), generating an aggregate of gross proceeds of $13,000,000, and incurred transaction costs of $260,000 in underwriting discount. In connection with the underwriters’ exercise of their over-allotment option, the Company also consummated the sale of an additional 26,000 Private Units at $10.00 per Private Unit to the Sponsor and EarlyBirdCapital, generating gross proceeds of $260,000.

Trust Account

Following the closing of the IPO on March 15, 2021 and the underwriters’ partial exercise of over-allotment option on March 19, 2021, $133,000,000 from the net proceeds of the sale of the Public Units in the IPO and the sale of the Private Units was placed in a trust account maintained by Continental Stock Transfer & Trust Company, acting as trustee (the “Trust Account”). The funds held in the Trust Account is and will be invested only in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, so that the Company is not deemed to be an investment company under the Investment Company Act. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its income or other tax obligations, the proceeds will not be released from the Trust Account until the earlier of the completion of a Business Combination or the redemption of 100% of the outstanding Public Subunits if the Company has not completed a Business Combination in the required time period. The proceeds held in the Trust Account may be used as consideration to pay the sellers of a target business with which the Company completes a Business Combination. Any amounts not paid as consideration to the sellers of the target business may be used to finance operations of the target business.

Initial Business Combination

The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the value of the assets held in the Trust Account (excluding taxes payable on the interest earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to complete a Business Combination successfully.

The shares of common stock subject to redemption are recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

The Company will continue in existence only until 18 months from the closing of the IPO (the “Combination Period”). However, if the Company is unable to complete the initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up and (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding Public Subunits, at a per-subunit price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including any interest not previously released to the Company (net of taxes payable), divided by the number of then outstanding Public Subunits, which redemption will completely extinguish public stockholders’ rights as holders of Public Subunits (including the right to receive further liquidation distributions, if any), subject to applicable law. Public stockholders will also forfeit the one-quarter of one warrant included in the Public Subunits being redeemed. As promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and its board of directors, the Company will dissolve and liquidate, subject to its obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

A public stockholder will be entitled to receive funds from the Trust Account (including interest earned on his, her or its portion of the Trust Account to the extent not previously released to the Company) only in the event of (i) the redemption of 100% of the outstanding Public Subunits if the Company has not completed a Business Combination in the required time period, (ii) if that public stockholder converts such Public Subunits, or sells such Public Subunits to the Company in a tender offer, in connection with a Business Combination which the Company consummates or (iii) the Company seeks to amend any provisions of its amended and restated certificate of incorporation that would affect the public stockholders’ ability to convert or sell their Public Subunits to the Company in connection with a Business Combination or affect the substance or timing of the Company’s obligation to redeem 100% of the Public Subunits if the Company does not complete a Business Combination within the Combination Period. This redemption right shall apply in the event of the approval of any such amendment to the Company’s amended and restated certificate of incorporation, whether proposed by the Sponsor, initial stockholders, executive officers, directors or any other person. In no other circumstances will a public stockholder have any right or interest of any kind to or in the Trust Account.

The Sponsor, initial stockholders, officers and directors have agreed (1) to vote any shares of common stock owned by them in favor of any proposed Business Combination, (2) not to convert any shares in connection with a stockholder vote to approve a proposed initial Business Combination and (3) not to sell any shares in any tender in connection with a proposed initial Business Combination.

The Sponsor has agreed that it will be liable to ensure that the proceeds in the Trust Account are not reduced below $10.00 per Public Subunit by the claims of target businesses or claims of vendors or other entities that are owed money by the Company for services rendered or contracted for or products sold to the Company, but the Company cannot assure that it will be able to satisfy its indemnification obligations if it is required to do so. The Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company believes it is unlikely that the Sponsor will be able to satisfy its indemnification obligations if it is required to do so.

Liquidity and Going Concern

As of September 30, 2021, the Company had cash outside the Trust Account of $628,652 available for its working capital needs. All remaining cash and securities were held in the Trust Account and is generally unavailable for the Company’s use prior to an initial Business Combination and is restricted for use either in a Business Combination or to redeem Public Subunits. As of September 30, 2021, none of the amount on deposit in the Trust Account was available to be withdrawn as described above.

Prior to the completion of the IPO, the Company’s liquidity needs had been satisfied through receipt of $25,000 from the sale of Founder Shares (see Note 6), advances from the Sponsor in an aggregate amount of $125,000 under an unsecured promissory note, which were repaid upon the closing of the IPO (see Note 6). Subsequent to the consummation of the IPO and Private Placement, the Company’s liquidity needs have been satisfied through the net proceeds from the IPO and Private Placement held outside of the Trust Account.

In addition, in order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor, initial stockholders, officers, directors and their affiliates may, but are not obligated to, provide the Company Working Capital Loans, as defined below (see Note 6). To date, there were no amounts outstanding under any Working Capital Loans.

The Company anticipates that the $628,652 outside of the Trust account as of September 30, 2021 will not be sufficient to allow the Company to operate for at least the next 12 months, assuming that a Business Combination is not consummated during that time. Furthermore, if the Company is not able to consummate a Business Combination by September 15, 2022, it will trigger the Company’s automatic winding up, liquidation and dissolution. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.